Debt Narrative (Details)	0 Months Ended	3 Months Ended	12 Months Ended									12 Months Ended															0 Months Ended								0 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended			12 Months Ended									12 Months Ended			0 Months Ended									0 Months Ended
	Jul. 23, 2014	Dec. 31, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 28, 2013 USD ($)	Dec. 29, 2012 USD ($)	Dec. 31, 2014 Companhia Providencia Industria e Comercio [Member] USD ($)	Jun. 11, 2014 Companhia Providencia Industria e Comercio [Member] USD ($)	Dec. 28, 2013 Companhia Providencia Industria e Comercio [Member] USD ($)	Mar. 01, 2013 Companhia Providencia Industria e Comercio [Member] USD ($)	Dec. 31, 2014 Terram Geosynthetics Private Limited USD ($)	Sep. 17, 2013 Fiberweb	Dec. 31, 2014 Fiberweb Terram Geosynthetics Private Limited USD ($)	Dec. 31, 2014 Letter of Credit USD ($)	Dec. 28, 2013 Letter of Credit USD ($)	Dec. 31, 2014 Short Term Credit Facility Argentina Subsidiary USD ($)	Dec. 31, 2014 Short Term Credit Facility Short-term Borrowings USD ($)	Dec. 28, 2013 Short Term Credit Facility Short-term Borrowings USD ($)	Dec. 31, 2014 CCB Suzhou subsidiary - Hygiene [Member]	Dec. 28, 2013 CCB Suzhou subsidiary - Hygiene [Member]	Dec. 31, 2014 Citibank, Morgan Stanley and Barclays Revolving Credit Facility USD ($)	Nov. 26, 2013 Citibank, Morgan Stanley and Barclays Revolving Credit Facility USD ($)	Oct. 05, 2012 Citibank, Morgan Stanley and Barclays Revolving Credit Facility USD ($)	Nov. 26, 2013 Citibank, Morgan Stanley and Barclays Revolving Tranche USD ($)	Oct. 05, 2012 Citibank, Morgan Stanley and Barclays Revolving Tranche USD ($)	Oct. 05, 2012 Citibank, Morgan Stanley and Barclays First-In, Last Out Revolving Tranche USD ($)	Dec. 31, 2014 Citibank, Morgan Stanley and Barclays Standby Letters of Credit USD ($)	Sep. 22, 2014 United States Dollar Loan Companhia Providencia Industria e Comercio [Member] USD ($)	Dec. 31, 2014 United States Dollar Loan Companhia Providencia Industria e Comercio [Member] USD ($)	Sep. 27, 2014 United States Dollar Loan Companhia Providencia Industria e Comercio [Member]	Dec. 28, 2013 United States Dollar Loan Companhia Providencia Industria e Comercio [Member] USD ($)	Sep. 01, 2011 United States Dollar Loan Companhia Providencia Industria e Comercio [Member] USD ($)	Dec. 31, 2014 Brazil, Brazil Real Companhia Providencia Industria e Comercio [Member] USD ($)	Dec. 28, 2013 Brazil, Brazil Real Companhia Providencia Industria e Comercio [Member] USD ($)	Jun. 11, 2014 Senior Notes USD ($)	Jul. 23, 2014 Senior Notes 7.75% Senior secured notes USD ($)	Dec. 31, 2014 Senior Notes 7.75% Senior secured notes USD ($)	Dec. 28, 2013 Senior Notes 7.75% Senior secured notes USD ($)	Dec. 19, 2013 Term Loan Senior Secured Credit Agreement USD ($)	Jun. 28, 2014 Term Loan Senior Secured Credit Agreement USD ($)	Dec. 31, 2014 Term Loan Senior Secured Credit Agreement USD ($)	Jun. 10, 2014 Term Loan Senior Secured Credit Agreement USD ($)	Dec. 31, 2014 Term Loan Term loan, due in 2017 Fiberweb Terram Geosynthetics Private Limited	Dec. 31, 2014 Foreign Line of Credit United States Dollar Loan Argentina Subsidiary USD ($)	Dec. 28, 2013 Foreign Line of Credit United States Dollar Loan Argentina Subsidiary USD ($)	Jan. 31, 2007 Foreign Line of Credit United States Dollar Loan Argentina Subsidiary USD ($)	Dec. 31, 2014 Foreign Line of Credit United States Dollar Loan Suzhou subsidiary - Hygiene [Member] USD ($)	Dec. 28, 2013 Foreign Line of Credit United States Dollar Loan Suzhou subsidiary - Hygiene [Member] USD ($)	Jul. 02, 2012 Foreign Line of Credit United States Dollar Loan Suzhou subsidiary - Hygiene [Member] USD ($)	Dec. 31, 2014 Foreign Line of Credit Argentinan Pesos Loan Argentina Subsidiary USD ($)	Dec. 28, 2013 Foreign Line of Credit Argentinan Pesos Loan Argentina Subsidiary USD ($)	Jan. 31, 2007 Foreign Line of Credit Argentinan Pesos Loan Argentina Subsidiary ARS	Dec. 31, 2014 Suzhou subsidiary - Hygiene [Member] USD ($)	Dec. 31, 2014 LIBOR Citibank, Morgan Stanley and Barclays Revolving Tranche	Dec. 31, 2014 LIBOR Citibank, Morgan Stanley and Barclays First-In, Last Out Revolving Tranche	Dec. 19, 2013 LIBOR Term Loan Senior Secured Credit Agreement	Jan. 31, 2007 LIBOR Foreign Line of Credit United States Dollar Loan Argentina Subsidiary	Dec. 31, 2014 LIBOR Foreign Line of Credit United States Dollar Loan Suzhou subsidiary - Hygiene [Member]	Dec. 31, 2014 Federal Fund Rate Citibank, Morgan Stanley and Barclays Revolving Credit Facility	Dec. 31, 2014 Alternative Base Rate Citibank, Morgan Stanley and Barclays Revolving Tranche	Dec. 31, 2014 Alternative Base Rate Citibank, Morgan Stanley and Barclays First-In, Last Out Revolving Tranche	Jan. 31, 2007 Buenos Aires Interbank Offered Rate Foreign Line of Credit Argentinan Pesos Loan Argentina Subsidiary	Nov. 27, 2013 Bridge Loan Senior Secured Bridge Credit Agreement USD ($)	Nov. 27, 2013 Bridge Loan Senior Unsecured Bridge Credit Agreement USD ($)	Dec. 19, 2013 Maximum LIBOR Term Loan Senior Secured Credit Agreement	Dec. 19, 2013 Minimum LIBOR Term Loan Senior Secured Credit Agreement
Debt Instrument [Line Items]
Fair value of long-term debt																																				$ 1,463,900,000	$ 933,800,000
Carrying amount of long-term debt		1,482,840,000	1,482,840,000	896,668,000																														210,000,000		504,000,000	560,000,000						5,010,000	8,341,000
Interest on loan																																		6.875%		7.75%
Repayments of Debt																																			56,000,000
Debt Instrument, Redemption Price, Percentage	103.00%
Maximum borrowing capacity																						50,000,000		42,500,000.0	7,500,000.0													295,000,000					3,500,000		26,500,000			25,000,000	20,000,000		33,500,000											268,000,000	50,000,000
Gains (Losses) on Extinguishment of Debt		(3,300,000)	0	(3,334,000)	0																						2,400,000								2,600,000
Unamortized Debt Issuance Costs																																			900,000
Stated interest rate		0.00%	0.00%																																							14.70%
Debt, Long-term and Short-term, Combined Amount										3,100,000
Maximum increase in maximum borrowing capacity																					75,000,000	20,000,000	30,000,000																		415,000,000
Proceeds from Issuance of Debt																																							310,000,000
Debt Instrument, Collateral, Foreign Subsidiary Capital Stock, Percentage																																								0.65
Interest rate at period end						8.00%																							4.85%																								2.00%	4.00%		2.90%	5.20%	0.50%	1.00%	3.00%	4.75%
Extinguishment of Debt, Amount																											45,200,000
Amount outstanding									50,000,000						5,200,000					0						19,300,000		0		0	52,400,000	18,871,000	0							150,000,000						18,920,000	24,920,000		2,047,000	3,082,000
Long-term Pollution Control Bond						0	9,100,000	0
Borrowing base availability																				62,900,000
Net availability under the ABL Facility																				43,600,000
Basis spread for variable rate																																																							1.00%									3.25%	4.25%
Interest rate minimum																																																																2.00%	1.00%
Basis for step down in rates																																						2500.00%
Periodic payments, principal, percentage																																						1.00%
Repayments of long-term debt																																											3,500,000									6,000,000
Due in 2013		32,011,000	32,011,000																																								3,500,000
Due in 2014		29,801,000	29,801,000																																								3,500,000
Due in 2016		7,704,000	7,704,000																																								1,700,000
Weighted average interest, long-term debt															3.13%			5.43%	5.46%
Short-term borrowings		17,665,000	17,665,000	2,472,000												17,000,000	400,000
Interest acquired											100.00%	65.00%
Liabilities assumed												3,800,000
Borrowings under the ABL Facility													$ 7,800,000	$ 8,500,000